ADVANCE TO SUPPLIERS	6 Months Ended
Jun. 30, 2021
ADVANCE TO SUPPLIERS
NOTE 5 - ADVANCE TO SUPPLIERS

NOTE 5 — ADVANCE TO SUPPLIERS

In connection with the technological consulting services provided to Chinese universities/colleges for the “smart campus” projects as disclosed in Note 4, the Company made advance payment to suppliers for purchase of electronic sensors, smartboards, projectors, LED display panels, high definition classroom audio and sound system and other lab-based equipment. The balances of advance to suppliers were $4,033,956 and $94,648 as of June 30, 2021 and December 31, 2020, respectively. There was no allowance recorded as the Company considers all of the advances fully realizable.